Severance Indemnities And Pension Plans (Components Of Net Periodic Costs Of Pension Benefits) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 20,002	¥ 19,337
Interest costs on projected benefit obligation	16,073	16,947
Expected return on plan assets	(28,002)	(28,427)
Amortization of net actuarial loss	14,018	7,019
Amortization of prior service cost	(5,270)	(5,230)
Amortization of net obligation at transition
Loss on settlement and curtailment	3,151	2,269
Net periodic benefit cost	19,972	11,915
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	3,036	3,181
Interest costs on projected benefit obligation	5,458	5,642
Expected return on plan assets	(7,315)	(7,869)
Amortization of net actuarial loss	1,922	1,864
Amortization of prior service cost	15	17
Amortization of net obligation at transition
Loss on settlement and curtailment
Net periodic benefit cost	3,116	2,835
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	536	471
Interest costs on projected benefit obligation	618	684
Expected return on plan assets	(566)	(565)
Amortization of net actuarial loss	250	259
Amortization of prior service cost	(29)	(32)
Amortization of net obligation at transition	54	60
Loss on settlement and curtailment
Net periodic benefit cost	¥ 863	¥ 877